Stockholders' Equity - Additional Information (Detail)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 29, 2016 $ / shares shares	Oct. 12, 2015 closing	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2016 closing	Dec. 31, 2016 USD ($) closing $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 28, 2016 $ / shares	Jan. 08, 2016 shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares authorized							10,000,000	10,000,000
Preferred stock par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Preferred stock redemption discount | $							$ 3,400,000
Loss on extinguishment of convertible preferred stock | $							(3,651,172)	$ 0
Stock-based compensation expense | $							$ 871,270	$ 942,369
Weighted average grant date fair value per option granted (in dollars per share) | $ / shares							$ 1.66	$ 0.81
Future stock-based compensation for unvested employee options granted and outstanding | $							$ 1,553,427
Stock options outstanding, intrinsic value | $							$ 0
Liquidated damages amount percent of VWAP (percent)							1.00%
Warrants cashless exercised							43,720
Issuance of shares upon cashless exercise warrants								13,407
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value							85.00%
Stock-based compensation expense | $							$ 13,502
NSO grants in period (in shares)			55,000
NSO's vested (in shares)			27,499
Fair Value of NSO's vested | $			$ 26,355
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
Income tax benefits recognized from stock-based compensation | $							$ 0	$ 0
Number of options granted							1,339,259	955,713
Future stock-based compensation, requisite service period							2 years 8 months 12 days
Number of shares available for grant							958,856	6,149			606,061
Number of additional shares authorized							560,717	270,764
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest of voting rights of all classes of stock (percent)							10.00%
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value							110.00%
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option							10 years
Maximum [Member] | ISOs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option							5 years
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.75						$ 2.46		$ 2.46
Modification of the exercise price | $							$ 203,000
Number of warrants							1,280,324
Warrants term							5 years
Liquidated damages amount percent of VWAP (percent)							1.00%
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares								$ 7.14
Number of warrants								82,500
Warrants term								10 years
2010 and 2012 Convertible Promissory Notes [Member] | Warrants to Purchase Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares							$ 4.87
Number of warrants							480,147
Warrants term							10 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares								$ 21.60
Number of warrants								9,259
Warrants term								10 years
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							139,839
Percentage of outstanding stock maximum							1.00%
Number of additional shares authorized							279,680
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares issued										10,000
Number of shares converted				555	1,665
Repurchase of Series A Convertible Preferred shares (shares)							7,780
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion				300,000	900,000		1,000,000
Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock shares issued	13,780
Preferred stock par value (in dollars per share) | $ / shares							$ 0.001
Convertible preferred stock, stated value (in dollars per share) | $ / shares							$ 1,000
Number of shares converted							1,000
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of Series A Convertible Preferred shares (shares)	7,780
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of closings | closing		2
Sabby Management, LLC [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest (percent)	4.99%
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of Series A Convertible Preferred shares (shares)	7,780
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest (percent)	4.99%
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of closings | closing						2	2